SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Oct. 18, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Warrants outstanding diluted EPS	10,000,000
Underlying shares conversion of convertible		1,560,000	3,144,000	2,057,143
Convertible debentures	$ 9,842,000	$ 168,000	$ 8,471,000
FDIC cash amount	$ 250,000
Conversion prices ranging descriptions		conversion prices ranging from $0.124 to $0.25 for fixed conversion rates which were not included in the calculation of diluted EPS as their effect would be anti-dilutive